Segment Information (Narrative) (Details) $ in Millions			3 Months Ended								12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2018 USD ($) customer	Mar. 31, 2017 USD ($) customer	Mar. 31, 2016 USD ($)
Concentration Risk [Line Items]
Capital expenditures											$ 45.9	$ 25.2	$ 18.4
Revenues			$ 1,040.2	$ 1,142.7	$ 940.8	$ 1,005.3	$ 1,256.1	$ 752.3	$ 639.5	$ 553.6	4,129.1	$ 3,201.5	2,347.4
Customer Concentration Risk | Sales Revenue, Net
Concentration Risk [Line Items]
Revenues											$ 413.2		$ 290.4
Number of customers over 10% threshold | customer											1	0
Customer Concentration Risk | Accounts Receivable
Concentration Risk [Line Items]
Number of customers over 10% threshold | customer											1
Percentage of consolidated gross accounts receivable attributable to customer over threshold	32.00%	30.00%
Accounts receivable, gross	$ 419.2	$ 390.9	$ 419.2				$ 390.9				$ 419.2	$ 390.9
Media Networks
Concentration Risk [Line Items]
Capital expenditures											31.5	10.6
Television Production
Concentration Risk [Line Items]
Capital expenditures											1.4	1.8
Corporate
Concentration Risk [Line Items]
Capital expenditures											$ 13.0	$ 12.8